RELATED PARTY TRANSACTIONS - Narrative (Details)		3 Months Ended	6 Months Ended
	Mar. 15, 2022 USD ($) agreement $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Equity commitment amount	$ 2,000,000,000
Equity commitment, subscription of Class C Shares, days listed for exchangeable shares prior to call date	5 days
Equity commitment, subscription of preferred shares, price (in dollars per share) | $ / shares	$ 25.00
Equity commitment, minimum amount per tranche	$ 10,000,000
Subsidiary of Brookfield
Disclosure of transactions between related parties [line items]
Base Management Fee, quarterly percentage			0.3125%
Base Management Fee, annual percentage			1.25%
Base Management Fee allocated		$ 4,000,000	$ 5,000,000
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Preferred equity securities maximum subscription amount			$ 1,500,000,000
Preferred equity securities dividend rate			6.00%
Number of credit agreements entered into | agreement	2
Term of credit facility	10 years
Term of loan commitment	10 years
Maximum borrowing capacity	$ 1,000,000,000
Maximum loan commitment	1,000,000,000
Equity commitment amount	$ 2,000,000,000
Equity commitment, subscription of Class C Shares, days listed for exchangeable shares prior to call date	5 days
Equity commitment, subscription of preferred shares, price (in dollars per share) | $ / shares	$ 25.00
Equity commitment, minimum amount per tranche	$ 10,000,000
Brookfield Business Partners | Capital | Preference shares [member]
Disclosure of transactions between related parties [line items]
Amount subscribed			$ 0
Brookfield Business Partners | Bilateral credit facilities
Disclosure of transactions between related parties [line items]
Provision of related party guarantee by entity	2,300,000,000
Brookfield Business Partners | Revolving acquisition credit facility
Disclosure of transactions between related parties [line items]
Provision of related party guarantee by entity	$ 1,000,000,000